Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Cost of Research and Development (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Development cost of prototypes	€ 24,340	€ 7,723	€ 42,670	€ 8,792
Personnel expenses	5,439	2,230	9,346	3,115
Software fees and subscriptions	259		465
Professional services	48	127	165	380
Depreciation and amortization	136	58	273	105
Other	181	295	223	433
Cost of research and development	30,402	€ 10,432	53,142	€ 12,825
CSOP
Statement Line Items [Line Items]
Personnel expenses	€ 211		€ 211